Schedule of Detailed Company’s Notes Payable (Details) - USD ($)			9 Months Ended		12 Months Ended
		Jan. 01, 2024	Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Short-Term Debt [Line Items]
Notes payable gross					$ 4,802,115
Less: unamortized debt discount
Long term portion			$ 512,618		353,490		1,198,380
Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Interest Rate		18.00%
Collateral amount			10,648,000		3,869,650
Notes payable gross			16,377,442		3,869,650		34,650
Less: unamortized debt discount			902,590
Debt instrument maturity date description					May 2024
Marketable Securities Received			425,978
Fair Value of Securities Received			2,025,604
Non Vehicles [Member]
Short-Term Debt [Line Items]
Notes payable gross			165,769		$ 126,440
Vehicles [Member]
Short-Term Debt [Line Items]
Notes payable gross			559,565		1,173,278		2,009,896		$ 476,313
Less: current portion					819,788		811,516
Long term portion					353,490		1,198,380
Related Party [Member]
Short-Term Debt [Line Items]
Notes payable gross					5,005,000
Less: unamortized debt discount					202,885
Less: current portion					4,802,115
Related Party [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Default Interest Rate							8.00%
Notes payable gross			10,648,000		3,869,650		$ 34,650
Less: current portion			10,648,000		3,869,650		34,650
Marketable Securities Received			$ 12,703,491
Note Holder One [Member]
Short-Term Debt [Line Items]
Issue Date			Apr. 19, 2023		Apr. 19, 2023
Maturity Date			Jul. 17, 2024		Apr. 19, 2024
Shares Issued with Debt			100,000	[1],[2]	100,000
Interest Rate			10.00%		10.00%
Default Interest Rate			18.00%		18.00%
Default Interest Rate			150.00%
Collateral			All assets		All assets
Collateral amount					$ 1,500,000
Note Holder One [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[3]		Jan. 01, 2020
Maturity Date	[3]		Aug. 31, 2024
Interest Rate	[3]		10.00%
Default Interest Rate	[3]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[3]				$ 8,600
Marketable Securities Received	[3]		0
Fair Value of Securities Received	[3]
Note Holder One [Member] | Non Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Apr. 16, 2023		Apr. 16, 2023
Interest Rate					6.50%
Collateral			All assets		All assets
Collateral amount					$ 141,961
Notes payable gross					126,440
Less: unamortized debt discount					$ 15,521
Debt instrument maturity date description			December 12, 2024		December 12, 2024
Debt instrument date repaid description			April 24, 2024
Note Holder Two [Member]
Short-Term Debt [Line Items]
Issue Date			Sep. 22, 2023		Sep. 22, 2023	[4]
Maturity Date			Jul. 17, 2024		Apr. 19, 2024
Shares Issued with Debt			60,000	[1],[2]	60,000	[4]
Interest Rate			10.00%		10.00%	[4]
Default Interest Rate			18.00%		18.00%	[4]
Default Interest Rate			150.00%
Collateral			All assets		All assets	[4]
Collateral amount					$ 600,000	[4]		[4]
Note Holder Two [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[3]		Jan. 03, 2020
Maturity Date	[3]		Aug. 31, 2024
Interest Rate	[3]		10.00%
Default Interest Rate	[3]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[3]				30
Marketable Securities Received	[3]		0
Fair Value of Securities Received	[3]
Note Holder Two [Member] | Non Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Apr. 24, 2024
Collateral			All assets
Collateral amount			$ 184,219
Debt instrument maturity date description			October 21, 2025
Note Holder Three [Member]
Short-Term Debt [Line Items]
Issue Date			Oct. 13, 2023		Oct. 13, 2023	[5]
Maturity Date			Jul. 17, 2024		Apr. 19, 2024
Shares Issued with Debt			176,000	[1],[2]	104,000	[5]
Interest Rate			0.00%		0.00%	[5]
Default Interest Rate			18.00%		18.00%	[5]
Default Interest Rate			150.00%
Collateral			All assets		All assets	[5]
Collateral amount					$ 320,000	[5]		[5]
Note Holder Three [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[3]		Mar. 04, 2020
Maturity Date	[3]		Aug. 31, 2024
Interest Rate	[3]		10.00%
Default Interest Rate	[3]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[3]				$ 20
Marketable Securities Received	[3]		0
Fair Value of Securities Received	[3]
Note Holder Four [Member]
Short-Term Debt [Line Items]
Issue Date			Jul. 05, 2023		Jul. 05, 2023
Maturity Date			Aug. 16, 2024		Jan. 05, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Default Interest Rate			150.00%
Collateral			All assets		All assets
Collateral amount					$ 440,000
Note Holder Four [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[3]		May 18, 2020
Maturity Date	[3]		Aug. 31, 2024
Interest Rate	[3]		10.00%
Default Interest Rate	[3]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[3]				$ 25
Marketable Securities Received	[3]		0
Fair Value of Securities Received	[3]
Note Holder Five [Member]
Short-Term Debt [Line Items]
Issue Date			Aug. 02, 2023		Aug. 02, 2023
Maturity Date			Aug. 16, 2024		Feb. 02, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Default Interest Rate			150.00%
Collateral			All assets		All assets
Collateral amount					$ 440,000
Note Holder Five [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[3]		Jun. 24, 2020
Maturity Date	[3]		Aug. 31, 2024
Interest Rate	[3]		10.00%
Default Interest Rate	[3]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[3]				$ 25
Marketable Securities Received	[3]		0
Fair Value of Securities Received	[3]
Note Holder Six [Member]
Short-Term Debt [Line Items]
Issue Date			Aug. 23, 2023		Aug. 23, 2023
Maturity Date			Aug. 16, 2024		Feb. 23, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Default Interest Rate			150.00%
Collateral			All assets		All assets
Collateral amount					$ 110,000
Note Holder Six [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[3]		Aug. 31, 2020
Maturity Date	[3]		Aug. 31, 2024
Interest Rate	[3]		10.00%
Default Interest Rate	[3]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[3]				$ 100
Marketable Securities Received	[3]		0
Fair Value of Securities Received	[3]
Note Holder Seven [Member]
Short-Term Debt [Line Items]
Issue Date			Aug. 30, 2023		Aug. 30, 2023
Maturity Date			Aug. 16, 2024		Feb. 29, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Default Interest Rate			150.00%
Collateral			All assets		All assets
Collateral amount					$ 165,000
Note Holder Seven [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[3]		Mar. 01, 2021
Maturity Date	[3]		Aug. 31, 2024
Interest Rate	[3]		10.00%
Default Interest Rate	[3]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[3]				$ 100
Marketable Securities Received	[3]		0
Fair Value of Securities Received	[3]
Note Holder Eight [Member]
Short-Term Debt [Line Items]
Issue Date			Sep. 06, 2023		Sep. 06, 2023
Maturity Date			Aug. 16, 2024		Jan. 06, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Default Interest Rate			150.00%
Collateral			All assets		All assets
Collateral amount					$ 220,000
Note Holder Eight [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[3]		Apr. 19, 2021
Maturity Date	[3]		Aug. 31, 2024
Interest Rate	[3]		10.00%
Default Interest Rate	[3]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[3]				$ 250
Marketable Securities Received	[3]		0
Fair Value of Securities Received	[3]
Note Holder Nine [Member]
Short-Term Debt [Line Items]
Issue Date			Sep. 13, 2023		Sep. 13, 2023
Maturity Date			Aug. 16, 2024		Jan. 13, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Default Interest Rate			150.00%
Collateral			All assets		All assets
Collateral amount					$ 110,000
Note Holder Nine [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[3]		Sep. 03, 2021
Maturity Date	[3]		Aug. 31, 2024
Interest Rate	[3]		10.00%
Default Interest Rate	[3]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[3]				$ 500
Marketable Securities Received	[3]		0
Fair Value of Securities Received	[3]
Note Holder Ten [Member]
Short-Term Debt [Line Items]
Issue Date			Nov. 03, 2023		Nov. 03, 2023
Maturity Date			Aug. 16, 2024		Jan. 03, 2024
Shares Issued with Debt
Interest Rate					8.00%
Default Interest Rate					18.00%
Default Interest Rate			150.00%
Collateral			All assets		All assets
Collateral amount					$ 165,000
Note Holder Ten [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[3]		Sep. 09, 2021
Maturity Date	[3]		Aug. 31, 2024
Interest Rate	[3]		10.00%
Default Interest Rate	[3]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[3]				$ 25,000
Marketable Securities Received	[3]		0
Fair Value of Securities Received	[3]
Note Holder Eleven [Member]
Short-Term Debt [Line Items]
Issue Date			Nov. 21, 2023		Nov. 21, 2023
Maturity Date			Aug. 16, 2024		Jan. 21, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Default Interest Rate			150.00%
Collateral			All assets		All assets
Collateral amount					$ 220,000
Note Holder Eleven [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[3]		May 04, 2023
Maturity Date	[3]		Aug. 31, 2024
Interest Rate	[3]		10.00%
Default Interest Rate	[3]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[3]				$ 15,000
Marketable Securities Received	[3]		0
Fair Value of Securities Received	[3]
Note Holder Twelve [Member]
Short-Term Debt [Line Items]
Issue Date			Dec. 04, 2023		Dec. 04, 2023
Maturity Date			Aug. 16, 2024		Feb. 04, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Default Interest Rate			150.00%
Collateral			All assets		All assets
Collateral amount					$ 220,000
Note Holder Twelve [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[6]		May 30, 2023
Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]				$ 100,000
Marketable Securities Received	[6]		0
Fair Value of Securities Received	[6]
Note Holder Thirteen [Member]
Short-Term Debt [Line Items]
Issue Date			Dec. 13, 2023		Dec. 13, 2023
Maturity Date			Aug. 16, 2024		Feb. 13, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Default Interest Rate			150.00%
Collateral			All assets		All assets
Collateral amount					$ 165,000
Note Holder Thirteen [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[6]		Jun. 07, 2023
Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 100,000		$ 100,000
Marketable Securities Received	[6]		0
Fair Value of Securities Received	[6]
Note Holder Fourteen [Member]
Short-Term Debt [Line Items]
Issue Date			Dec. 18, 2023		Dec. 18, 2023
Maturity Date			Aug. 16, 2024		Feb. 18, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Default Interest Rate			150.00%
Collateral			All assets		All assets
Collateral amount					$ 110,000
Note Holder Fourteen [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[6]		Jun. 29, 2023
Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 10,000		$ 10,000
Marketable Securities Received	[6]		0
Fair Value of Securities Received	[6]
Note Holder Fifteen [Member]
Short-Term Debt [Line Items]
Issue Date			Dec. 20, 2023		Dec. 20, 2023
Maturity Date			Aug. 16, 2024		Feb. 20, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Default Interest Rate			150.00%
Collateral			All assets		All assets
Collateral amount					$ 55,000
Note Holder Fifteen [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[6]		Jul. 03, 2023
Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 250,000		$ 250,000
Marketable Securities Received	[6]		0
Fair Value of Securities Received	[6]
Note Holder Sixteen [Member]
Short-Term Debt [Line Items]
Issue Date			Dec. 27, 2023		Dec. 27, 2023
Maturity Date			Aug. 16, 2024		Feb. 27, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Default Interest Rate			150.00%
Collateral			All assets		All assets
Collateral amount					$ 165,000
Note Holder Sixteen [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[6]		Jul. 05, 2023
Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 200,000		200,000
Marketable Securities Received	[6]		0
Fair Value of Securities Received	[6]
Note Holder Seventeen [Member]
Short-Term Debt [Line Items]
Issue Date			Jan. 05, 2024
Maturity Date			Aug. 16, 2024
Shares Issued with Debt
Interest Rate			8.00%
Default Interest Rate			18.00%
Default Interest Rate			150.00%
Collateral			All assets
Collateral amount
Note Holder Seventeen [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[6]		Jul. 27, 2023
Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 100,000		100,000
Marketable Securities Received	[6]		0
Fair Value of Securities Received	[6]
Note Holder Eighteen [Member]
Short-Term Debt [Line Items]
Issue Date			Jan. 16, 2024
Maturity Date			Aug. 16, 2024
Shares Issued with Debt
Interest Rate			8.00%
Default Interest Rate			18.00%
Default Interest Rate			150.00%
Collateral			All assets
Collateral amount
Note Holder Eighteen [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[6]		Aug. 02, 2023
Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[3]		Unsecured
Collateral amount	[6]		$ 100,000		100,000
Marketable Securities Received	[6]		0
Fair Value of Securities Received	[6]
Note Holder Nineteen [Member]
Short-Term Debt [Line Items]
Issue Date			Jan. 25, 2024
Maturity Date			Aug. 16, 2024
Shares Issued with Debt
Interest Rate			8.00%
Default Interest Rate			18.00%
Default Interest Rate			150.00%
Collateral			All assets
Collateral amount
Note Holder Nineteen [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[6]		Aug. 08, 2023
Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 80,000		80,000
Marketable Securities Received	[6]		0
Fair Value of Securities Received	[6]
Note Holder Twenty [Member]
Short-Term Debt [Line Items]
Issue Date			Feb. 07, 2024
Maturity Date			Aug. 16, 2024
Shares Issued with Debt
Interest Rate			8.00%
Default Interest Rate			18.00%
Default Interest Rate			150.00%
Collateral			All assets
Collateral amount
Note Holder Twenty [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[6]		Aug. 15, 2023
Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 200,000		200,000
Marketable Securities Received	[6]		0
Fair Value of Securities Received	[6]
Note Holder Twenty One [Member]
Short-Term Debt [Line Items]
Issue Date			Feb. 20, 2024
Maturity Date			Aug. 16, 2024
Shares Issued with Debt
Interest Rate			8.00%
Default Interest Rate			18.00%
Default Interest Rate			150.00%
Collateral			All assets
Collateral amount
Note Holder Twenty One [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[6]		Aug. 23, 2023
Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 150,000		150,000
Marketable Securities Received	[6]		0
Fair Value of Securities Received	[6]
Note Holder Twenty Two [Member]
Short-Term Debt [Line Items]
Issue Date			Feb. 28, 2024
Maturity Date			Aug. 16, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Default Interest Rate			150.00%
Collateral			All assets
Collateral amount
Note Holder Twenty Two [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[6]		Aug. 30, 2023
Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 170,000		170,000
Marketable Securities Received	[6]		0
Fair Value of Securities Received	[6]
Note Holder Twenty Three [Member]
Short-Term Debt [Line Items]
Issue Date			Mar. 08, 2024
Maturity Date			Aug. 16, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Default Interest Rate			150.00%
Collateral			All assets
Collateral amount
Note Holder Twenty Three [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[6]		Sep. 06, 2023
Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 250,000		250,000
Marketable Securities Received	[6]		0
Fair Value of Securities Received	[6]
Note Holder Twenty Four [Member]
Short-Term Debt [Line Items]
Issue Date			Mar. 15, 2024
Maturity Date			Aug. 16, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Default Interest Rate			150.00%
Collateral			All assets
Collateral amount
Note Holder Twenty Four [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[6]		Sep. 08, 2023
Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 1,000,000		1,000,000
Marketable Securities Received	[6]		0
Fair Value of Securities Received	[6]
Note Holder Twenty Five [Member]
Short-Term Debt [Line Items]
Issue Date			Mar. 26, 2024
Maturity Date			Aug. 16, 2024
Shares Issued with Debt	[7]		13,889
Interest Rate			8.00%
Default Interest Rate			18.00%
Default Interest Rate			150.00%
Collateral			All assets
Collateral amount
Note Holder Twenty Five [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[6]		Sep. 13, 2023
Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 100,000		100,000
Marketable Securities Received	[6]		0
Fair Value of Securities Received	[6]
Note Holder Twenty Six [Member]
Short-Term Debt [Line Items]
Issue Date			Apr. 02, 2024
Maturity Date			Aug. 16, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Default Interest Rate			150.00%
Collateral			All assets
Collateral amount
Note Holder Twenty Six [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[6]		Sep. 22, 2023
Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 75,000		75,000
Marketable Securities Received	[6]		0
Fair Value of Securities Received	[6]
Note Holder Twenty Seven [Member]
Short-Term Debt [Line Items]
Issue Date			Apr. 08, 2024
Maturity Date			Aug. 16, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Default Interest Rate			150.00%
Collateral			All assets
Collateral amount
Note Holder Twenty Seven [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[6]		Oct. 30, 2023
Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 10,000		10,000
Marketable Securities Received	[6]		0
Fair Value of Securities Received	[6]
Note Holder Twenty Eight [Member]
Short-Term Debt [Line Items]
Issue Date			Apr. 22, 2024
Maturity Date			Aug. 16, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Default Interest Rate			150.00%
Collateral			All assets
Collateral amount
Note Holder Twenty Eight [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[6]		Nov. 02, 2023
Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 50,000		50,000
Marketable Securities Received	[6]		0
Fair Value of Securities Received	[6]
Note Holder Twenty Nine [Member]
Short-Term Debt [Line Items]
Issue Date			May 08, 2024
Maturity Date			Aug. 16, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Default Interest Rate			150.00%
Collateral			All assets
Collateral amount
Note Holder Twenty Nine [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[6]		Nov. 03, 2023
Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 150,000		150,000
Marketable Securities Received	[6]		0
Fair Value of Securities Received	[6]
Note Holder Thirty [Member]
Short-Term Debt [Line Items]
Issue Date			May 15, 2024
Maturity Date			Aug. 16, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Default Interest Rate			150.00%
Collateral			All assets
Collateral amount
Note Holder Thirty [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[6]		Nov. 08, 2023
Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 250,000		250,000
Marketable Securities Received	[6]		0
Fair Value of Securities Received	[6]
Note Holder Thirty One [Member]
Short-Term Debt [Line Items]
Issue Date			May 20, 2024
Maturity Date			Aug. 16, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Default Interest Rate			150.00%
Collateral			All assets
Collateral amount
Note Holder Thirty One [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[6]		Nov. 15, 2023
Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 75,000		75,000
Marketable Securities Received	[6]		0
Fair Value of Securities Received	[6]
Note Holder Thirty Two [Member]
Short-Term Debt [Line Items]
Issue Date			May 28, 2024
Maturity Date			Aug. 16, 2024
Shares Issued with Debt	[7]		13,889
Interest Rate			8.00%
Default Interest Rate			18.00%
Default Interest Rate			150.00%
Collateral			All assets
Collateral amount
Note Holder Thirty Two [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[6]		Nov. 21, 2023
Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 200,000		200,000
Marketable Securities Received	[6]		0
Fair Value of Securities Received	[6]
Note Holder Thirty Three [Member]
Short-Term Debt [Line Items]
Issue Date			Jun. 10, 2024
Maturity Date			Aug. 16, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Default Interest Rate			150.00%
Collateral			All assets
Collateral amount
Note Holder Thirty Three [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[6]		Dec. 05, 2023
Maturity Date	[6]		Aug. 31, 2024
Interest Rate	[6]		18.00%
Default Interest Rate	[6]		0.00%
Collateral	[6]		Unsecured
Collateral amount	[6]		$ 200,000		200,000
Marketable Securities Received	[6]		0
Fair Value of Securities Received	[6]
Note Holder Thirty Four [Member]
Short-Term Debt [Line Items]
Issue Date			Jun. 28, 2024
Maturity Date			Aug. 16, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Default Interest Rate			150.00%
Collateral			All assets
Collateral amount
Note Holder Thirty Four [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date			Feb. 21, 2024
Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 45,000
Marketable Securities Received			0
Fair Value of Securities Received
Note Holder Thirty Five [Member]
Short-Term Debt [Line Items]
Issue Date			Jul. 05, 2024
Maturity Date			Aug. 16, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Default Interest Rate			150.00%
Collateral			All assets
Collateral amount
Note Holder Thirty Five [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[8]		Feb. 28, 2024
Maturity Date	[8]		Aug. 31, 2024
Interest Rate	[8]		18.00%
Default Interest Rate	[8]		0.00%
Collateral	[8]		Unsecured
Collateral amount	[8]		$ 300,000
Marketable Securities Received	[8]		20,800
Fair Value of Securities Received	[8]		$ 100,360
Note Holder Thirty Six [Member]
Short-Term Debt [Line Items]
Issue Date			Jul. 10, 2024
Maturity Date			Aug. 16, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Default Interest Rate			150.00%
Collateral			All assets
Collateral amount
Note Holder Thirty Six [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date			Mar. 04, 2024
Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 50,000
Marketable Securities Received			0
Fair Value of Securities Received
Note Holder Thirty Seven [Member]
Short-Term Debt [Line Items]
Issue Date			Jul. 22, 2024
Maturity Date			Aug. 16, 2024
Shares Issued with Debt	[7]		20,800
Interest Rate			8.00%
Default Interest Rate			18.00%
Default Interest Rate			150.00%
Collateral			All assets
Collateral amount
Note Holder Thirty Seven [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date			Mar. 07, 2024
Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 100,000
Marketable Securities Received			0
Fair Value of Securities Received
Note Holder Thirty Eight [Member]
Short-Term Debt [Line Items]
Issue Date			Aug. 06, 2024
Maturity Date			Aug. 16, 2024
Shares Issued with Debt	[7]		53,500
Interest Rate			8.00%
Default Interest Rate			18.00%
Default Interest Rate			150.00%
Collateral			All assets
Collateral amount
Note Holder Thirty Eight [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[8]		Mar. 08, 2024
Maturity Date	[8]		Aug. 31, 2024
Interest Rate	[8]		18.00%
Default Interest Rate	[8]		0.00%
Collateral	[8]		Unsecured
Collateral amount	[8]		$ 185,000
Marketable Securities Received	[8]		20,800
Fair Value of Securities Received	[8]		$ 95,680
Note Holder Thirty Nine [Member]
Short-Term Debt [Line Items]
Issue Date			Aug. 14, 2024
Maturity Date			Aug. 16, 2024
Shares Issued with Debt	[7]		53,500
Interest Rate			8.00%
Default Interest Rate			18.00%
Default Interest Rate			150.00%
Collateral			All assets
Collateral amount
Note Holder Thirty Nine [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date			Mar. 14, 2024
Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 150,000
Marketable Securities Received			0
Fair Value of Securities Received
Note Holder [Member] | Non Vehicles [Member]
Short-Term Debt [Line Items]
Less: unamortized debt discount			18,450		15,521
Less: current portion			$ 165,769		126,440
Notes Payable One [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[9]		Jan. 19, 2024
Maturity Date	[9]		May 24, 2024
Default Interest Rate	[9]		0.00%
Collateral	[9]		Unsecured
Collateral amount	[9]		$ 3,700,000
Notes Payable One [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Jan. 15, 2021
Maturity Date			Nov. 15, 2025
Interest Rate			11.00%
Collateral			This vehicle
Collateral amount			$ 17,964		28,370
Notes Payable Two [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[10]		Jan. 19, 2024
Maturity Date	[10]		Aug. 19, 2024
Default Interest Rate	[10]		0.00%
Collateral	[10]		All assets
Collateral amount	[10]
Notes payable gross			$ 1,491,000
Notes Payable Two [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Apr. 09, 2019
Maturity Date			Feb. 17, 2024
Interest Rate			4.90%
Collateral			This vehicle
Collateral amount					1,873
Notes Payable Three [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[11]		Jan. 19, 2024
Maturity Date	[11]		Aug. 19, 2024
Default Interest Rate	[11]		0.00%
Collateral	[11]		All assets
Collateral amount	[11]
Notes payable gross			$ 2,236,500
Notes Payable Three [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Dec. 15, 2021
Maturity Date			Dec. 18, 2024
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 9,573		37,823
Notes Payable Four [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[12]		Aug. 16, 2024
Maturity Date	[12]		Feb. 28, 2025
Default Interest Rate	[12]		0.00%
Collateral	[12]		All assets
Collateral amount	[12]		$ 1,433,438
Notes payable gross			$ 1,824,375
Notes Payable Four [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Dec. 16, 2021
Maturity Date			Dec. 18, 2024
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 9,371		37,023
Notes Payable Five [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[12]		Aug. 16, 2024
Maturity Date	[12]		Feb. 28, 2025
Default Interest Rate	[12]		0.00%
Collateral	[12]		All assets
Collateral amount	[12]		$ 1,498,594
Notes Payable Five [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Jan. 11, 2022
Maturity Date			Jan. 25, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 12,743		40,911
Notes Payable Six [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Jan. 11, 2022
Maturity Date			Jan. 25, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 12,743		40,911
Notes Payable Seven [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Jan. 11, 2022
Maturity Date			Jan. 25, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 12,743		40,911
Notes Payable Eight [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Jan. 11, 2022
Maturity Date			Jan. 25, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 12,743		40,911
Notes Payable Nine [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Feb. 08, 2022
Maturity Date			Feb. 10, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 15,567		43,046
Notes Payable Ten [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Feb. 08, 2022
Maturity Date			Feb. 10, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 15,567		43,046
Notes Payable Eleven [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Feb. 08, 2022
Maturity Date			Feb. 10, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 15,890		43,944
Notes Payable Twelve [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Feb. 08, 2022
Maturity Date			Feb. 10, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 15,566		43,045
Notes Payable Thirteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Apr. 05, 2022
Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 22,235		50,157
Notes Payable Fourteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Apr. 05, 2022
Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 22,235		50,157
Notes Payable Fifteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Apr. 05, 2022
Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 23,235		51,157
Notes Payable Sixteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Apr. 05, 2022
Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 22,547		50,862
Notes Payable Seventeen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Apr. 05, 2022
Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 22,573		50,925
Notes Payable Eighteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Apr. 05, 2022
Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 22,573		50,925
Notes Payable Nineteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Apr. 05, 2022
Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 22,573		50,925
Notes Payable Twenty [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Apr. 05, 2022
Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Collateral			This vehicle
Collateral amount			$ 22,573		50,925
Notes Payable Twenty One [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Aug. 04, 2022
Maturity Date			Aug. 18, 2025
Interest Rate			4.99%
Collateral			This vehicle
Collateral amount			$ 11,674		20,837
Notes Payable Twenty Two [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Aug. 04, 2022
Maturity Date			Aug. 18, 2025
Interest Rate			4.99%
Collateral			This vehicle
Collateral amount			$ 11,675		20,838
Notes Payable Twenty Three [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Nov. 01, 2021
Maturity Date			Nov. 11, 2025
Interest Rate			4.84%
Collateral			This vehicle
Collateral amount			$ 11,060		17,913
Notes Payable Twenty Four [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Nov. 01, 2021
Maturity Date			Nov. 11, 2025
Interest Rate			0.00%
Collateral			This vehicle
Collateral amount			$ 11,256		18,572
Notes Payable Twenty Five [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Nov. 01, 2021
Maturity Date			Nov. 11, 2025
Interest Rate			0.00%
Collateral			This vehicle
Collateral amount			$ 11,306		18,572
Notes Payable Twenty Six [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Jun. 01, 2022
Maturity Date			May 23, 2026
Interest Rate			0.90%
Collateral			This vehicle
Collateral amount			$ 16,613		24,035
Notes Payable Twenty Seven [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Jun. 01, 2022
Maturity Date			May 23, 2026
Interest Rate			0.90%
Collateral			This vehicle
Collateral amount			$ 16,626		24,032
Notes Payable Twenty Eight [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Apr. 27, 2022
Maturity Date			May 10, 2027
Interest Rate			9.05%
Collateral			This vehicle
Collateral amount			$ 86,289		107,047
Notes Payable Twenty Nine [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Issue Date			Apr. 27, 2022
Maturity Date			May 01, 2026
Interest Rate			8.50%
Collateral			This vehicle
Collateral amount			$ 52,054		73,585
Notes Payable [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Notes payable gross			559,565		1,173,278		$ 2,009,896
Less: current portion			213,706		819,788
Long term portion			$ 345,859		353,490
Note Holder Forty [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[8]		Mar. 15, 2024
Maturity Date	[8]		Aug. 31, 2024
Interest Rate	[8]		18.00%
Default Interest Rate	[8]		0.00%
Collateral	[8]		Unsecured
Collateral amount	[8]		$ 150,000
Marketable Securities Received	[8]		20,800
Fair Value of Securities Received	[8]		$ 91,520
Note Holder Forty One [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date			Mar. 25, 2024
Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 150,000
Marketable Securities Received			0
Fair Value of Securities Received
Note Holder Forty Two [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[8]		Mar. 26, 2024
Maturity Date	[8]		Aug. 31, 2024
Interest Rate	[8]		18.00%
Default Interest Rate	[8]		0.00%
Collateral	[8]		Unsecured
Collateral amount	[8]		$ 100,000
Marketable Securities Received	[8]		13,889
Fair Value of Securities Received	[8]		$ 58,333
Note Holder Forty Three [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date			Mar. 27, 2024
Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 135,000
Marketable Securities Received			0
Fair Value of Securities Received
Note Holder Forty Five [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[8]		Apr. 02, 2024
Maturity Date	[8]		Aug. 31, 2024
Interest Rate	[8]		18.00%
Default Interest Rate	[8]		0.00%
Collateral	[8]		Unsecured
Collateral amount	[8]		$ 150,000
Marketable Securities Received	[8]		20,800
Fair Value of Securities Received	[8]		$ 108,680
Note Holder Forty Six [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date			Apr. 04, 2024
Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 135,000
Marketable Securities Received			0
Fair Value of Securities Received
Note Holder Forty Seven [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[8]		Apr. 08, 2024
Maturity Date	[8]		Aug. 31, 2024
Interest Rate	[8]		18.00%
Default Interest Rate	[8]		0.00%
Collateral	[8]		Unsecured
Collateral amount	[8]		$ 150,000
Marketable Securities Received	[8]		20,800
Fair Value of Securities Received	[8]		$ 132,080
Note Holder Forty Eight [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date			Apr. 11, 2024
Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 145,000
Marketable Securities Received			0
Fair Value of Securities Received
Note Holder Forty Nine [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date			Apr. 18, 2024
Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 150,000
Marketable Securities Received			0
Fair Value of Securities Received
Note Holder Fifty [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[8]		Apr. 22, 2024
Maturity Date	[8]		Aug. 31, 2024
Interest Rate	[8]		18.00%
Default Interest Rate	[8]		0.00%
Collateral	[8]		Unsecured
Collateral amount	[8]		$ 175,000
Marketable Securities Received	[8]		20,800
Fair Value of Securities Received	[8]		$ 120,640
Note Holder Fifty One [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date			Apr. 25, 2024
Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 115,000
Marketable Securities Received			0
Fair Value of Securities Received
Note Holder Fifty Two [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date			May 02, 2024
Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 200,000
Marketable Securities Received			0
Fair Value of Securities Received
Note Holder Fifty Three [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[8]		May 08, 2024
Maturity Date	[8]		Aug. 31, 2024
Interest Rate	[8]		18.00%
Default Interest Rate	[8]		0.00%
Collateral	[8]		Unsecured
Collateral amount	[8]		$ 300,000
Marketable Securities Received	[8]		20,800
Fair Value of Securities Received	[8]		$ 147,680
Note Holder Fifty Four [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[8]		May 15, 2024
Maturity Date	[8]		Aug. 31, 2024
Interest Rate	[8]		18.00%
Default Interest Rate	[8]		0.00%
Collateral	[8]		Unsecured
Collateral amount	[8]		$ 300,000
Marketable Securities Received	[8]		20,800
Fair Value of Securities Received	[8]		$ 130,520
Note Holder Fifty Five [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[8]		May 20, 2024
Maturity Date	[8]		Aug. 31, 2024
Interest Rate	[8]		18.00%
Default Interest Rate	[8]		0.00%
Collateral	[8]		Unsecured
Collateral amount	[8]		$ 175,000
Marketable Securities Received	[8]		20,800
Fair Value of Securities Received	[8]		$ 130,000
Note Holder Fifty Six [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date			May 23, 2024
Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 175,000
Marketable Securities Received			0
Fair Value of Securities Received
Note Holder Fifty Seven [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[8]		May 28, 2024
Maturity Date	[8]		Aug. 31, 2024
Interest Rate	[8]		18.00%
Default Interest Rate	[8]		0.00%
Collateral	[8]		Unsecured
Collateral amount	[8]		$ 300,000
Marketable Securities Received	[8]		13,889
Fair Value of Securities Received	[8]		$ 84,374
Note Holder Fifty Eight [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date			Jun. 05, 2024
Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 180,000
Marketable Securities Received			0
Fair Value of Securities Received
Note Holder Fifty Nine [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[8]		Jun. 10, 2024
Maturity Date	[8]		Aug. 31, 2024
Interest Rate	[8]		18.00%
Default Interest Rate	[8]		0.00%
Collateral	[8]		Unsecured
Collateral amount	[8]		$ 280,000
Marketable Securities Received	[8]		20,800
Fair Value of Securities Received	[8]		$ 104,520
Note Holder Sixty [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date			Jun. 13, 2024
Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 50,000
Marketable Securities Received			0
Fair Value of Securities Received
Note Holder Sixty One [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date			Jun. 20, 2024
Maturity Date			Aug. 31, 2024
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 283,000
Marketable Securities Received			0
Fair Value of Securities Received
Note Holder Sixty Two [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[8]		Jun. 27, 2024
Maturity Date	[8]		Aug. 31, 2024
Interest Rate	[8]		18.00%
Default Interest Rate	[8]		0.00%
Collateral	[8]		Unsecured
Collateral amount	[8]		$ 150,000
Marketable Securities Received	[8]		20,800
Fair Value of Securities Received	[8]		$ 99,839
Note Holder Sixty Three [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[8]		Jul. 05, 2024
Maturity Date	[8]		Jul. 05, 2025
Interest Rate	[8]		18.00%
Default Interest Rate	[8]		0.00%
Collateral	[8]		Unsecured
Collateral amount	[8]		$ 300,000
Marketable Securities Received	[8]		20,800
Fair Value of Securities Received	[8]		$ 122,200
Note Holder Sixty Four [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[8]		Jul. 10, 2024
Maturity Date	[8]		Jul. 10, 2025
Interest Rate	[8]		18.00%
Default Interest Rate	[8]		0.00%
Collateral	[8]		Unsecured
Collateral amount	[8]		$ 150,000
Marketable Securities Received	[8]		20,800
Fair Value of Securities Received	[8]		$ 96,200
Note Holder Sixty Five [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date			Jul. 11, 2024
Maturity Date			Jul. 11, 2025
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount	[8]		$ 175,000
Marketable Securities Received			$ 0
Note Holder Sixty Six [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[8]		Jul. 18, 2024
Maturity Date	[8]		Jul. 18, 2025
Interest Rate	[8]		18.00%
Default Interest Rate	[8]		0.00%
Collateral	[8]		Unsecured
Collateral amount	[8]		$ 440,000
Marketable Securities Received	[8]		20,800
Fair Value of Securities Received	[8]		$ 97,760
Note Holder Sixty Seven [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date			Jul. 25, 2024
Maturity Date			Jul. 25, 2025
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount	[8]		$ 185,000
Marketable Securities Received			$ 0
Note Holder Sixty Eight [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[8]		Aug. 01, 2024
Maturity Date	[8]		Aug. 01, 2025
Interest Rate	[8]		18.00%
Default Interest Rate	[8]		0.00%
Collateral	[8]		Unsecured
Collateral amount	[8]		$ 300,000
Marketable Securities Received	[8]		53,500
Fair Value of Securities Received	[8]		$ 150,068
Note Holder Sixty Nine [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date	[8]		Aug. 19, 2024
Maturity Date	[8]		Aug. 19, 2025
Interest Rate	[8]		18.00%
Default Interest Rate	[8]		0.00%
Collateral	[8]		Unsecured
Collateral amount	[8]		$ 265,000
Marketable Securities Received	[8]		53,500
Fair Value of Securities Received	[8]		$ 155,150
Note Holder Seventy [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date			Aug. 26, 2024
Maturity Date			Aug. 26, 2025
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 35,000
Marketable Securities Received			$ 0
Note Holder Seventy One [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date			Sep. 23, 2024
Maturity Date			Sep. 23, 2025
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 150,000
Marketable Securities Received			$ 0
Note Holder Seventy Two [Member] | Next NRG Holding Corp [Member]
Short-Term Debt [Line Items]
Issue Date			Sep. 26, 2024
Maturity Date			Sep. 26, 2025
Interest Rate			18.00%
Default Interest Rate			0.00%
Collateral			Unsecured
Collateral amount			$ 150,000
Marketable Securities Received			$ 0

[1]	See discussion below regarding global amendment for Notes #1, #2 and #3.
[2]	See discussion below regarding the limitation on the issuance of this lender due to a 9.99% equity ownership blocker.
[3]	–
[4]	See discussion below regarding global amendment for Notes #2 and #3.
[5]	See discussion below regarding the limitation on the issuance of this lender due to a 9.99% equity ownership blocker.
[6]	–
[7]	These shares of common stock (425,978) were issued with the underlying original issue discount notes and treated as additional debt discount.
[8]	-
[9]	- Represents amount of consideration owed in connection with the purchase of STAT. See Notes 1 and 6.
[10]	–
[11]	–
[12]	–